UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment [ ] Amendment Number:
This Amendment: [ ] is a restatement.
		[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: OSBORNE PARTNERS CAPITAL MANAGEMENT, LLC.
Address:
580 CALIFORNIA STREET, SUITE 1900
SAN FRANCISCO, CA 94104
Form 13F File Number: 028-05208
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: SHANNON LEMON
Title: CCO
Phone: 415-627-0737
Signature, Place, and Date of Signing:

/s/ SHANNON S. LEMON   SAN FRANCISCO, CA  October 15, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 110
Form 13F Information Table Value Total: 242338 (x$1000)
List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      110     1191 SH       Sole                     1191
Abbott Labs                    COM              002824100     7461   108830 SH       Sole                   108830
Accenture Ltd Bermuda Cl A     COM                             235     3355 SH       Sole                     3355
Affiliated Managers Group      COM              008252108     3284    26697 SH       Sole                    26697
Air Prods & Chems Inc          COM              009158106     2276    27525 SH       Sole                    27525
Altria Group Inc               COM              02209S103        9      258 SH       Sole                      258
American Express Co            COM              025816109     4542    79884 SH       Sole                    79884
Amgen Inc                      COM              031162100      337     4000 SH       Sole                     4000
Apple Inc                      COM              037833100     6059     9082 SH       Sole                     9082
AT&T Inc                       COM              00206R102     4625   122676 SH       Sole                   122676
Automatic Data Processing Inc  COM              053015103       59     1000 SH       Sole                     1000
Bemis Inc                      COM              081437105       19      590 SH       Sole                      590
Berkshire Hathaway             COM              084670108      265        2 SH       Sole                        2
Berkshire Hathaway B           COM              084670207      118     1336 SH       Sole                     1336
BG Group PLC ADR               COM              055434203     1148    56532 SH       Sole                    56532
Biogen Idec Inc                COM              09062x103      638     4273 SH       Sole                     4273
BP plc Sponsored ADR           COM              055622104      668    15772 SH       Sole                    15772
Bristol Myers Squibb           COM              110122108       98     2900 SH       Sole                     2900
Caterpillar Inc                COM              149123101      430     5000 SH       Sole                     5000
Chevron Corp                   COM              166764100    10612    91043 SH       Sole                    91043
Cisco Systems                  COM              17275r102      157     8228 SH       Sole                     8228
Citrix Systems Inc             COM              177376100     3016    39416 SH       Sole                    39416
Coca Cola Co                   COM              191216100     1948    51360 SH       Sole                    51360
Colgate Palmolive Co           COM              194162103        3       25 SH       Sole                       25
Conocophillips                 COM              20825C104      281     4920 SH       Sole                     4920
Constant Contact Inc           COM              210313102      174    10000 SH       Sole                    10000
Covidien Plc                   COM              G2554F113      553     9301 SH       Sole                     9301
CVS Caremark Corporation       COM              126650100     4108    84841 SH       Sole                    84841
Danaher Corp                   COM              235851102     4286    77712 SH       Sole                    77712
De Master Blenders 1753 N.V.   COM              N2563N109     2320   192369 SH       Sole                   192369
Deere & Co                     COM              244199105      495     6000 SH       Sole                     6000
Discovery Holding Co Class A C COM              25470F104     2721    45650 SH       Sole                    45650
Disney Walt Co                 COM              254687106     5622   107541 SH       Sole                   107541
Dominion Res Inc Va            COM              25746U109       77     1452 SH       Sole                     1452
eBay Inc                       COM              278642103     5010   103582 SH       Sole                   103582
Ecolab Inc                     COM              278865100     2745    42355 SH       Sole                    42355
Eli Lilly&Co                   COM              532457108       43      908 SH       Sole                      908
EMC Corp.                      COM              268648102     2630    96441 SH       Sole                    96441
Emerson Elec Co                COM              291011104     1643    34032 SH       Sole                    34032
Express Scripts Inc            COM              30219G108      576     9197 SH       Sole                     9197
Exxon Mobil Corp               COM              30231G102    10913   119328 SH       Sole                   119328
Fiserv Inc                     COM              337738108      982    13262 SH       Sole                    13262
Franklin Resources Inc         COM              354613101      125      999 SH       Sole                      999
General Electric Co.           COM              369604103     5680   250110 SH       Sole                   250110
General Mls Inc                COM              370334104       64     1600 SH       Sole                     1600
Google, Inc.                   COM              38259p508     5472     7253 SH       Sole                     7253
Hewlett Packard Co.            COM              428236103      200    11715 SH       Sole                    11715
Hillshire Brands Co            COM              432589109     1030    38473 SH       Sole                    38473
Home Depot Inc                 COM              437076102      868    14380 SH       Sole                    14380
Intel Corp                     COM              458140100     2039    89990 SH       Sole                    89990
International Business Machs   COM              459200101     5060    24392 SH       Sole                    24392
Intuit                         COM              461202103     3372    57266 SH       Sole                    57266
Johnson & Johnson              COM              478160104     5749    83426 SH       Sole                    83426
Johnson Ctls Inc               COM              478366107     1825    66616 SH       Sole                    66616
JPMorgan Chase & Co            COM              46625H100     3679    90884 SH       Sole                    90884
Key Tronic Inc                 COM              493144109      568    57300 SH       Sole                    57300
Kimberly Clark Corp            COM              494368103       42      486 SH       Sole                      486
Kinder Morgan Energy Partners  COM              494550106        4       50 SH       Sole                       50
Life Technologies Corp.        COM              53217v109      254     5200 SH       Sole                     5200
Lowes Cos Inc                  COM              548661107     2933    97003 SH       Sole                    97003
McDonalds Corp                 COM              580135101      477     5204 SH       Sole                     5204
Merck & Co                     COM              58933Y105      362     8034 SH       Sole                     8034
Microsoft Corp                 COM              594918104     6490   218070 SH       Sole                   218070
Monsanto Co                    COM              61166W101     1706    18738 SH       Sole                    18738
Nike Inc Cl B                  COM              654106103       60      633 SH       Sole                      633
Noble Energy, Inc.             COM              655044105      464     5000 SH       Sole                     5000
Norfolk Southern Corp.         COM              655844108       14      225 SH       Sole                      225
Novartis A G Sponsored ADR     COM              66987V109     2600    42436 SH       Sole                    42436
Omnicom Group Inc              COM              681919106      389     7550 SH       Sole                     7550
Oracle Corp.                   COM              68389x105     4128   131200 SH       Sole                   131200
Pepsico Inc                    COM              713448108     6798    96059 SH       Sole                    96059
Pfizer Inc                     COM              717081103      683    27471 SH       Sole                    27471
Philip Morris Intl Inc         COM              718172109       15      166 SH       Sole                      166
PowerShares ETF Dynamic Biotec COM              73935x856      562    23250 SH       Sole                    23250
Praxair Inc                    COM              74005P104       58      556 SH       Sole                      556
Procter & Gamble Co            COM              742718109     7494   108050 SH       Sole                   108050
Qualcomm Inc                   COM              747525103     4824    77216 SH       Sole                    77216
Royal Dutch Shell Plc Spons AD COM              780259206      741    10675 SH       Sole                    10675
Schlumberger Ltd               COM              806857108     4144    57287 SH       Sole                    57287
Schwab Charles Corp            COM              808513105      458    35841 SH       Sole                    35841
Stericycle Inc.                COM              858912108     2423    26780 SH       Sole                    26780
Target Corp                    COM              87612E106     3282    51707 SH       Sole                    51707
TE Connectivity Ltd            COM              H84989104      204     6000 SH       Sole                     6000
Thermo Fisher Scientific       COM              883556102     3242    55111 SH       Sole                    55111
Travelers Companies Inc        COM              89417E109     3958    57987 SH       Sole                    57987
True Religion Apparel          COM              89784N104      256    12000 SH       Sole                    12000
U.S. Bancorp                   COM              902973304       82     2400 SH       Sole                     2400
Union Pacific Corp.            COM              907818108     2060    17358 SH       Sole                    17358
United Technologies Corp       COM              913017109     2953    37716 SH       Sole                    37716
Verizon Comm                   COM              92343V104      463    10166 SH       Sole                    10166
Visa, Inc.                     COM              92826c839      542     4040 SH       Sole                     4040
Vodafone Grp ADR               COM              92857W209      492    17256 SH       Sole                    17256
Wal Mart Stores Inc            COM              931142103      865    11725 SH       Sole                    11725
Weatherford Intl               COM              H27013103      380    30000 SH       Sole                    30000
Wells Fargo & Co               COM              949746101    12994   376309 SH       Sole                   376309
Xylem, Inc                     COM              98419M100      310    12344 SH       Sole                    12344
Yum Brands Inc                 COM              988498101      461     6950 SH       Sole                     6950
Zimmer Holdings                COM              98956p102       16      240 SH       Sole                      240
iShares Russell 1000 Index (ET                  464287622        8      100 SH       Sole                      100
iShares Russell 2000 Index                      464287655      218     2616 SH       Sole                     2616
PowerShares DWA Technical Lead                  73935X153      920    33411 SH       Sole                    33411
PowerShares FTSE RAFI US 1000                   73935X583     8730   141858 SH       Sole                   141858
PowerShares QQQ Trust                           73935A104      466     6796 SH       Sole                     6796
SPDR Tr Unit Ser 1                              78462F103     1028     7140 SH       Sole                     7140
AQR Fds Momntm Fd Cl L                          00203H701     5861   357811 SH       Sole                   357811
Chestnut Str Exch Fd Sh Partsh                  166668103    14523    37432 SH       Sole                    37432
DWS Dreman Small Mid Cap Val V                                 118    10291 SH       Sole                    10291
Schwab Invts 1000 Index Inv                     808517106      287     6999 SH       Sole                     6999
Schwab S&P 500 Portfolio                                       242    10619 SH       Sole                    10619
Wells Fargo VT Advantage Oppor                                 226    18613 SH       Sole                    18613